Income Taxes (Details) - Schedule of Benefit for Income Taxes	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Benefit for Income Taxes [Abstract]
Income tax (benefit)	$ (1,156,433)
Non-deductible	353,840
Change in valuation allowance	802,593
Income tax (benefit) per financial statements